Income Taxes (Details) - Schedule of deferred tax recovery - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax recovery [Abstract]
Deferred tax expense (recovery)	$ 4,630	$ (800)
Total	$ 4,630	$ (800)